LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2023
LONG-TERM LOANS AND OTHER BORROWINGS
LONG-TERM LOANS AND OTHER BORROWINGS

20. LONG-TERM LOANS AND OTHER BORROWINGS

Long-term loans and other borrowings consist of the following:

	Notes	2022	2023
Two-step loans	20a	91	—
Bonds and MTN	20b	4,793	4,795
Bank loans	20c	22,085	22,978
Other borrowings	20d	362	—
Total		27,331	27,773

Scheduled principal payments as of December 31, 2023 are as follows:

	Year
	Notes	Total	2025	2026	2027	2028	Thereafter
Bonds and MTN	20b	4,795	2,099	—	—	—	2,696
Bank loans	20c	22,978	6,512	5,801	3,858	3,019	3,788
Total		27,773	8,611	5,801	3,858	3,019	6,484

a.   Two-step loans

Two-step loans are unsecured loans obtained by the Government from overseas banks which are then re-loaned to the Company. Loans obtained after July 1994 are payable in their original currencies and any resulting foreign exchange gain or loss is borne by the Company.

		2022		2023
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	1,536	181	768	84
	Rp	—	28		—
Total			209		84
Current maturities (Note 19b)			(118)		(84)
Long-term portion			91		—

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	Rp	Semi-annually	Semi-annually	7.125%

The loans were intended for the development of telecommunications infrastructure and supporting telecommunications equipment. The loans will be settled semi-annually and due on various dates through 2024.

The Company had used all facilities under the two-step loans program since 2008 and the withdrawal period for the two-step loans has ended.

Under the loan covenants, the Company is required to maintain financial ratios as follows:

i.	Projected net revenue to projected debt service ratio should exceed 1.2:1 for the two-step loans originating from Asian Development Bank (“ADB”).
ii.	Internal financing (earnings before depreciation and finance costs) should exceed 20% compared to annual average capital expenditures for loans originating from the ADB.

As of December 31, 2023, the Company has complied with the above-mentioned ratios.

b.   Bonds and MTN

	Outstanding
Bonds and MTN	2022	2023
Bonds
2015
Series B	2,100	2,100
Series C	1,200	1,200
Series D	1,500	1,500
MTN
MTN Mitratel 2023	—	550
Total	4,800	5,350
Unamortized debt issuance cost	(7)	(7)
Long-term portion	4,793	5,343
Current maturities (Note 19b)	—	(548)
Long-term portion	4,793	4,795

i.	Bonds

2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 12b.x). The underwriters of the bonds are PT Bahana, TCW Management Investment (“Bahana TCW”), PT BRI Danareksa Sekuritas, PT Mandiri Sekuritas, and PT Trimegah Sekuritas Indonesia Tbk. and the trustee is Bank Permata. The company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and acquisition of some domestic and international entities.

As of December 31, 2023, the rating of the bonds issued by Pefindo is idAAA (Triple A).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2023, the Company has complied with the above-mentioned ratio.

ii.	MTN

On September 26, 2023, Mitratel issued MTN amounting to Rp550 billion which will be used to support the provision of funds for credit refinancing.

MTN Mitratel 2023 with annual interest rate 6.20% will mature on October 26, 2024.

Bank Mandiri was appointed as trustee for the issuance of MTN Mitratel 2023. The rating of the MTN issued by Pefindo is idAAA (Triple A).

c.    Bank loans

		2022		2023
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	5,472	—	6,182
Bank Mandiri	Rp	—	4,381	—	3,453
BRI	Rp	—	1,409	—	955
BSI	Rp	—	22	—	509
Sub-total			11,284		11,099
Third parties
BCA	Rp	—	9,757	—	10,170
Syndication of banks	Rp	—	680	—	2,500
	USD	17	265	10	160
Bank CIMB Niaga	Rp	—	2,221	—	2,110
	USD	4	61	4	60
DBS	Rp	—	1,500	—	1,500
Bank Permata	Rp	—	1,021	—	1,313
Bank of China	Rp	—	1,000	—	1,400
HSBC	Rp	—	750	—	625
BJB	Rp	—	—	—	500
MUFG Bank	Rp	—	500	—	500
Bank Danamon	Rp	—	455	—	273
PT Bank ANZ Indonesia ("Bank ANZ")	Rp	—	198	—	110
UOB Singapore	USD	13	205	—	—
Others (each below Rp100 billion)	Rp	—	60	—	13
	MYR	10	34	9	29
Sub-total			18,707		21,263
Total			29,991		32,362
Unamortized debt issuance cost			(118)		(102)
			29,873		32,260
Current maturities (Note 19b)			(7,788)		(9,282)
Long-term portion			22,085		22,978

Other significant information relating to bank loans as of December 31, 2023 is as follows:

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2013 - 2022	The Company, GSD, TLT, Sigma, Mitratel	Rp	10,175	1,281	2018 - 2033	Monthly, Quarterly	1 month JIBOR + 2.25%; 3 months JIBOR + 0.50% - 1.85%	Trade receivables and property and equipment
2018	GSD	Rp	182	10	2021 - 2024	Quarterly	8.50%	Trade receivables
Bank Mandiri
2017 - 2023	The Company, GSD, Mitratel, PST	Rp	6,893	1,128	2019 - 2029	Quarterly	3 months JIBOR + 1.00% - 1.85%	None
BRI
2017 - 2019	The Company	Rp	2,500	455	2019 - 2026	Quarterly	3 months JIBOR + 0.75% - 1.35%	None
BSI
2018 - 2021	SSI, Telkomsel	Rp	1,055	509	2019 - 2025	Monthly	5.50% - 7.50%	None
BCA
2020 - 2023	The Company, Mitratel	Rp	4,500	—	2024 - 2030	Quarterly	6.75% - 6.80%	None
2020 - 2023	The Company, PST, GSD	Rp	9,186	1,359	2020 - 2031	Quarterly	3 months JIBOR + 1.00% - 1.50%	None
Syndication of banks
2018	Telin	USD	0	0	2020 - 2025	Semi-annually	6 months SOFR + 1.55%	None
2022	Mitratel	Rp	2,500	0	2024 - 2030	Quarterly	7.68%	None
Bank CIMB Niaga
2019 - 2022	PINS, Mitratel	Rp	2,300	70	2021 - 2029	Quarterly	3 months JIBOR + 1.30% - 1.95%	None
2021 - 2022	Telin	USD	0	—	2024 - 2030	Semi-annually	6 months SOFR + 1.82%	None
DBS
2021	Mitratel	Rp	3,500	—	2023 - 2028	Quarterly	3 months JIBOR + 1.20%	None
Bank Permata
2020 - 2022	Mitratel	Rp	2,000	208	2021 - 2029	Quarterly	3 months JIBOR + 1.30%	None
Bank of China
2019	Telkomsel	Rp	1,400	2,000	2021 - 2025	Monthly	4.90%	None
HSBC
2021	Mitratel	Rp	750	125	2023 - 2028	Quarterly	3 months JIBOR + 1.85%	None
BJB
2023	Telkomsel	Rp	1,000	2,000	2023 - 2025	Monthly	5.85%	None
MUFG Bank
2021	Mitratel	Rp	500	—	2022 - 2028	Quarterly	3 months JIBOR + 1.15%	None
Bank Danamon
2022	Mitratel	Rp	636	181	2022 - 2025	Quarterly	3 months JIBOR + 1.50%	None
ANZ
2015	GSD, PINS	Rp	440	88	2020 - 2025	Quarterly	3 months JIBOR + 1.40% - 2.00%	None

*In original currency

**	Refer to Notes 6 and Notes 12 for details of trade receivables and property and equipment pledged as collaterals.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. On December 11, 2023, December 13, 2023, and December 22, 2023, the Group obtained waiver from BNI, Bank Mandiri, and BCA, respectively, related to the non-fulfillment financial ratios in Sigma and GSD. As of December 31, 2023, the Group has complied with all covenants regarding these financial ratios.

The credit facilities were obtained by the Group for working capital purposes and investment purposes.

As of December 31, 2023, the Group had Rp28,995 billion and USD96 million of undrawn committed borrowing facilities available .

d.    Other borrowings

	Outstanding
Lenders	2022	2023
PT Sarana Multi Infrastruktur (Persero)	1,315	362
("Sarana Multi Infrastruktur") Unamortized debt issuance cost	(1)	0
Total	1,314	362
Current maturities (Note 19b)	(952)	(362)
Long-term portion	362	—

Other significant information relating to other borrowings as of December 31, 2023 is as follows:

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
Sarana Multi
Infrastruktur
March 29, 2019*	The Company	Rp	2,836	700	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None
March 29, 2019*	Telkomsat	Rp	164	24	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None
*	Based on the latest amendment on June 15, 2020

Under the agreement, the Company and Telkomsat are required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)Debt to equity ratio should not exceed 2:1

(b)Net debt EBITDA to interest ratio should not be less than 4:1

(c)Debt service coverage is at least 125%

As of December 31, 2023, the Company and Telkomsat has complied with the above-mentioned ratios.